ALPS SERIES TRUST

1290 Broadway, Suite 1100

Denver, CO 80203

April 9, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	ALPS Series Trust (the “Registrant”) (File Nos. 333-183945 and 811-22747), on behalf of its series, DDJ Opportunistic High Yield Fund

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) of the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the DDJ Opportunistic High Yield Fund. The sole purpose of this filing is to submit the interactive data exhibits relating to the supplement filed pursuant to Rule 497(e) with the Securities and Exchange Commission on April 2, 2019 (Accession Number: 0001398344-19-006090).

The SEC Staff is requested to address any comments on this filing to my paralegal, Allen French, at 720-947-5963.

Sincerely,

/s/ Richard C. Noyes
Richard C. Noyes
Secretary